Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Warrants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares
SHARE CAPITAL, WARRANTS AND OPTIONS
Outstanding at beginning of year | EquityInstruments	257,972,836	176,175,413
Issued | EquityInstruments		116,666,664
Cancelled / Expired | EquityInstruments	(74,480,497)	(34,869,241)
Outstanding at end of year | EquityInstruments	183,492,339	257,972,836
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.12	$ 0.12
Weighted Average Exercise Price, Issued | $ / shares		0.12
Weighted Average Exercise Price, Cancelled / Expired | $ / shares	0.12	0.12
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.12	$ 0.12